Other items from operating activities - Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other non-current assets
Loans and advances	$ 2,878	$ 3,048	$ 3,407
Other non-current financial assets related to operational activities	937	1,069	891
Other	169	26	57
Total	3,984	4,143	4,355
Gross value/Cost
Other non-current assets
Loans and advances	3,237	3,334	3,687
Other non-current financial assets related to operational activities	937	1,069	891
Other	169	26	57
Total	4,343	4,429	4,635
Valuation allowance
Other non-current assets
Loans and advances	(359)	(286)	(280)
Total	$ (359)	$ (286)	$ (280)